Digital Assets and Digital Asset ETPs (Details) - Coinshares International Limited [Member] - USD ($) $ in Thousands		12 Months Ended
	Apr. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Digital Assets and Digital Asset ETPs (Details) [Line Items]
Fair value of prepaids and other current assets		$ 8,200	$ 5,100
Cumulative realized gains from dispositions of digital assets		127,700	633,400
Cumulative realized losses from dispositions of digital assets		196,400	6,500
Digital assets sales restrictions term	4 years
Fair value of the digital assets restrictions		1,145,428	1,190,998	$ 267,063
Loan facility balance		136,000	145,800
Digital Assets [Member]
Digital Assets and Digital Asset ETPs (Details) [Line Items]
Fair value of the digital assets restrictions			$ 4,100